STOCKHOLDERS' EQUITY - Stock Repurchase Programs (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2017	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2018	Jul. 26, 2018	Jan. 31, 2017	Jan. 31, 2016	Jul. 01, 2015	Jul. 01, 2010
Stock Repurchase Programs
Number of shares repurchased			2,200,000	2,300,000	3,800,000
Total cost of shares repurchased			$ 443.2	$ 553.7	$ 805.7
2016 Stock Repurchase Program
Stock Repurchase Programs
Amount of company's outstanding common stock authorized to be repurchased					$ 1,000.0				$ 500.0
Increase to authorized amount under stock repurchase program		$ 500.0
2017 Stock Repurchase Program
Stock Repurchase Programs
Amount of company's outstanding common stock authorized to be repurchased			$ 1,000.0					$ 500.0
Increase to authorized amount under stock repurchase program	$ 500.0
Number of shares repurchased			800,000
Total cost of shares repurchased			$ 166.0
Amount remaining of a stock repurchase plan that expired						$ 280.3
2018 Stock Repurchase Program
Stock Repurchase Programs
Amount of company's outstanding common stock authorized to be repurchased							$ 500.0
Number of shares repurchased			1,400,000
Total cost of shares repurchased			$ 277.2
Unused balance under stock repurchase program			$ 222.8
2010 Omnibus Incentive Plan
Stock Compensation Plans
Shares of common stock reserved for grant											3,000,000
2015 Omnibus Incentive Plan
Stock Compensation Plans
Shares of common stock reserved for grant										5,100,000